Acquisition of Funverse	9 Months Ended
Sep. 30, 2024
Acquisition of Funverse [Abstract]
ACQUISITION OF FUNVERSE

4. ACQUISITION OF FUNVERSE

On January 7, 2024, the Company acquired 60% of the equity interest of FunVerse at the cost of issuance of 1,500,000 ordinary shares. The fair value of the share consideration was $2,265,000 by reference to the closing price on January 7, 2024.

The Company has allocated the purchase price of FunVerse based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by FASB. The Company used carrying amount of assets and liabilities as fair value, which approximate the fair value, and used cost approach to estimate the fair value of content assets which was primarily comprised software and copyrights. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and content assets identified as of the acquisition date and considered a number of factors including valuations from an independent appraiser firm. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in other operating expenses. The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of FunVerse based on a valuation performed by an independent valuation firm engaged by the Company.

January 7,
2024
ASSETS
Net tangible liabilities (1)	$(466,400)
Copyrights (2)	581,000
Software (2)	1,048,200
Goodwill	2,889,200
Deferred tax liabilities	(277,000)
Non-controlling interest	(1,510,000)
Total purchase consideration	$2,265,000

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible liabilities on January 7, 2024.

January 7,
2024
ASSETS
Cash and cash equivalents	$118,300
Accounts receivable	323,500
Prepayments	25,200
Prepaid expenses and other assets	359,400
Content assets	165,300
Total assets	$991,700
LIABILITIES
Accounts payable	$43,400
Contract liabilities	395,000
Other current liabilities and accrued expenses	1,019,700
Total liabilities	$1,458,100

Net tangible liabilities	$(466,400)

(2)	The copyrights and software are both applied to produce short dramas. The useful lives of these content assets ranged between 6 and 12 months.

On August 15, 2024, the Company closed its acquisition of 40% equity interest in FunVerse and Yuder, at share consideration of 1,500,000 Class A Ordinary Shares of the Company, at per share price of $1.51. Upon the acquisition, the Company owned 100% equity interest in FunVerse and Yuder. The acquisition of 40% equity interest in FunVerse does not result in a change in control of FunVerse and Yuder, which was accounted for as equity transactions. The difference between the carrying amount of the noncontrolling interest as of August 15, 2024 and the fair value of 1,500,000 share consideration was recognized in additional paid-in capital.